Stock Options (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	May 26, 2022	Dec. 31, 2022	Dec. 31, 2021
Intrinsic value of the stock options		$ 0
Stock option expenses		$ 696,397
Stock option term		4 years 4 months 24 days
Number of granted shares		3,700,000
Stock-based compensation		$ 696,397	$ 0
Shares granted to related parties		1,600,000
Stock Option [Member]
Stock option term	5 years
Number of granted shares	3,700,000
Exercise price	$ 0.22